UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.1%
Alabama 0.1%
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	1,863,920
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	4,136,560
Arizona, State Health Facilities Authority, Hospital Systems Revenue, Phoenix Children's Hospital, Series A, 5.0%, 2/1/2034	2,500,000	2,294,550
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,286,215
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power, 5.75%, 9/1/2029	2,250,000	2,291,535
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,495,627
Series A, 6.25%, 12/1/2046	1,400,000	1,347,374
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, 144A, AMT, 4.9%, 3/1/2028	5,000,000	4,736,350

		20,588,211
California 7.9%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.125%, 4/1/2039	10,000,000	10,093,800
Series F-1, 5.5%, 4/1/2043	10,000,000	10,380,400
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	10,157,088
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,401,400
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	5,275,167
5.5%, 3/1/2040	5,130,000	5,308,268
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	10,183,700
5.0%, 11/1/2037	9,145,000	9,151,219
5.0%, 12/1/2037	5,000,000	5,003,400
5.0%, 4/1/2038	2,650,000	2,646,158
5.75%, 4/1/2031	23,360,000	24,953,619
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	11,211,425
Series I-1, 6.375%, 11/1/2034	5,000,000	5,757,700
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Series A, 5.0%, 4/1/2042	2,645,000	2,545,654
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	473,670
Series A, 6.0%, 10/1/2042	1,000,000	961,440
Series A, 6.0%, 10/1/2047	1,000,000	948,120
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	653,740
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,508,375
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,050,000	2,103,833
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	10,580,128
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, 7.0%, 8/1/2041	1,400,000	1,480,612
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,199,142

		140,978,058
Colorado 2.5%
Colorado, E-470 Public Highway Authority Revenue:
Series C, 5.375%, 9/1/2026	2,000,000	2,032,640
Series A-1, 5.5%, 9/1/2024, INS: NATL	3,500,000	3,703,105
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	971,780
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	10,116,162
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,021,540
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028 , GTY: Merrill Lynch & Co., Inc.	6,365,000	6,928,748
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,023,380
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,625,191
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033	4,835,000	4,285,019
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,430,854
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	9,000,000	8,492,130

		44,630,549
Connecticut 2.0%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	21,541,600
Connecticut, Mashantucket Western Pequot Tribe Bond, 144A, 4.0%, 7/1/2031	14,567,886	9,941,708
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,684,310
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,200,000	1,230,612

		35,398,230
Florida 6.7%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	250,000	243,530
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	6,090,000	5,141,117
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,330,000	1,233,748
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	8,495,000	6,284,346
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	16,340,000	14,896,688
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,565,000	1,525,014
7.0%, 5/1/2041	1,880,000	2,056,419
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,318,170
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,066,496
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	34,043
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	79,433
Series G, 5.125%, 11/15/2022	2,205,000	2,404,530
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	85,106
Series G, 5.125%, 11/15/2023	2,245,000	2,431,088
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	204,255
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,739,587
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	2,926,547
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	952,410
6.75%, 11/15/2029	7,005,000	7,334,725
Prerefunded, 6.75%, 11/15/2029	1,095,000	1,179,425
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	10,174,800
Series A-1, 5.5%, 10/1/2041	5,000,000	5,111,500
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	4,947,750
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	3,649,854
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	4,996,500
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,630,966
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	8,821,800
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027, INS: NATL	2,500,000	2,519,775
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,381,840
Series A, 144A, 5.75%, 10/1/2022	9,500,000	10,071,045
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2024	1,000,000	1,070,170
5.0%, 8/15/2025	5,000,000	5,243,800

		120,756,477
Georgia 4.5%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	3,007,860
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	3,799,600
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	2,935,000	2,791,273
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 7.375%, 1/1/2031	4,915,000	5,595,777
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	990,148
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039, INS: AGMC	10,000,000	10,138,000
Series A, 6.25%, 11/1/2034	10,000,000	11,346,200
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	7,663,875
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	820,000	844,452
Series A, 5.25%, 10/1/2033	1,365,000	1,399,261
Series A, 5.25%, 10/1/2036	4,635,000	4,708,001
Series A, 5.25%, 10/1/2041	8,985,000	9,025,702
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	5,673,415
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019 (a)	10,000,000	11,121,800
Series A, 5.5%, 9/15/2024	2,440,000	2,612,118

		80,717,482
Guam 0.9%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	10,662,953
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043 (b)	1,610,000	1,604,542
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	3,005,070

		15,272,565
Hawaii 1.7%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2034	15,000,000	14,826,750
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,222,680
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	10,759,554
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	2,500,000	2,673,250

		30,482,234
Illinois 7.0%
Chicago, IL, Board of Education, Series A, 5.5%, 12/1/2039	10,000,000	9,558,200
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2033	10,000,000	9,141,600
Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	173,351
Series A, 5.25%, 1/1/2035	4,050,000	3,797,847
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	10,187,151
Series B, 6.0%, 1/1/2041	12,095,000	13,021,356
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2042	4,410,000	4,201,760
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	1,855,295
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	5,500,000	5,703,665
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	4,424,900
7.25%, 2/15/2045	4,000,000	4,121,000
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.125%, 5/15/2040	8,000,000	7,704,000
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028 , INS: NATL	1,250,000	1,303,412
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	8,085,258
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series D-3, 6.0%, 5/15/2017	215,000	215,069
Series A, 7.75%, 5/15/2030	1,675,000	1,757,946
Series A, 8.0%, 5/15/2040	1,000,000	1,048,840
Series A, 8.0%, 5/15/2046	3,500,000	3,661,280
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,209,810
Series A, 5.875%, 2/15/2038	500,000	458,825
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series A, 5.0%, 6/15/2042	2,700,000	2,643,300
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050 , INS: AGMC	8,000,000	7,593,440
Illinois, Municipal Electric Agency, Power Supply Revenue:
Series A, 5.25%, 2/1/2023, INS: NATL	3,500,000	3,704,470
Series A, 5.25%, 2/1/2024, INS: NATL	2,500,000	2,636,725
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	6,901,452
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2037	1,715,000	1,651,939
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	4,945,678
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,522,170
Illinois, State General Obligation, 5.5%, 7/1/2038	1,280,000	1,213,581

		124,443,320
Indiana 0.8%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,766,433
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	6,830,000	6,191,941
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A, 7.25%, 7/1/2033 *	3,000,000	1,345,800
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, 5.5%, 9/1/2027	1,000,000	1,004,620
8.0%, 9/1/2041	4,000,000	4,565,320

		14,874,114
Iowa 0.8%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,023,810
6.0%, 6/1/2039	2,000,000	2,035,760
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	5,048,700
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 5.25%, 12/1/2025	6,665,000	5,814,613

		13,922,883
Kansas 0.4%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	5,460,769
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,239,012

		6,699,781
Kentucky 1.1%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	15,582,300
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033 , INS: AGC	3,635,000	3,715,842
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	969,240

		20,267,382
Louisiana 2.4%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project:
Series A, AMT, 5.0%, 11/1/2018	1,260,000	1,246,203
Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,122,700
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,420,662
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,242,640
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 6.75%, 5/15/2041	2,500,000	2,711,075
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,034,250
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	15,000,000	14,547,900
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	1,720,737

		43,046,167
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,842,220
Maryland 1.9%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,244,000
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	7,000,000	4,059,860
Series B, 5.25%, 12/1/2031	3,400,000	1,971,932
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,443,115
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	5,884,063
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center:
Series A, 5.0%, 7/1/2037	5,005,000	4,646,242
6.25%, 7/1/2031	2,500,000	2,664,500
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,694,819
6.0%, 1/1/2028	6,100,000	6,309,474

		33,918,005
Massachusetts 3.3%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035 *	8,805,000	6,200,041
AMT, 8.0%, 9/1/2035 *	960,000	314,438
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039 *	1,250,000	86,250
Series A, 7.875%, 6/1/2044 *	1,250,000	86,250
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,355,000	3,264,717
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,452,905
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series A-2, 5.5%, 11/15/2046	86,572	59,852
Series A-1, 6.25%, 11/15/2039	1,621,881	1,293,774
Series B, 11/15/2056 *	430,598	2,407
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	6,070,000	6,028,724
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,531,767
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,503,405
Series E-1, 5.125%, 7/1/2038	1,500,000	1,440,870
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	2,475,000	2,481,311
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,280,488
Series E, 5.0%, 7/15/2032	3,250,000	2,969,525
Series E, 5.0%, 7/15/2037	2,750,000	2,446,263
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	255,000	255,918
Series F, 5.75%, 7/1/2029	1,480,000	1,484,603
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,300,404
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	5,001,750
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,000,400

		58,486,062
Michigan 2.4%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,188,735
7.125%, 11/15/2043	1,500,000	1,406,220
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	1,815,513
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	7,060,066
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	890,080
5.5%, 5/15/2036	1,000,000	827,570
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,265,013
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2031	10,910,000	10,960,404
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	6,388,191
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport:
Series A, 5.0%, 12/1/2037	3,945,000	3,652,399
Series A, 5.0%, 12/1/2042	3,450,000	3,045,591

		43,499,782
Mississippi 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,060,890
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	985,240
Series A, 5.5%, 9/1/2031	4,250,000	4,393,863
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,050,320
Series A, 6.5%, 9/1/2032	2,620,000	2,808,797

		18,299,110
Missouri 1.2%
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	1,966,860
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	999,890
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 8.25%, 5/15/2039	1,000,000	1,106,070
Series A, 8.25%, 5/15/2045	2,850,000	3,147,369
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	7,430,000	6,848,528
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,297,745
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,479,815

		20,846,277
Nebraska 0.2%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,527,840
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,546,400

		4,074,240
Nevada 0.4%
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	4,900,650
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	2,000,000	1,976,860

		6,877,510
New Hampshire 1.3%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	983,778
Series A, 5.4%, 1/1/2030	550,000	504,097
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	5,779,595
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,550,000	2,554,437
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough, 5.625%, 7/1/2018	1,615,000	1,615,711
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,127,050
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	3,911,720
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	714,252
Series A, 6.875%, 7/1/2041	2,825,000	2,887,178

		24,077,818
New Jersey 4.7%
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023 , INS: NATL	1,770,000	1,825,543
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	5,785,000	5,697,762
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,369,724
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	450,000	435,348
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	11,790,000	11,467,072
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, 5.625%, 7/1/2032	3,500,000	3,535,035
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	18,665,000	19,009,929
Series B, 5.5%, 6/15/2031	9,100,000	9,569,742
Series A, 5.5%, 6/15/2041	7,000,000	7,227,570
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	11,122,451
Series 1-A, 5.0%, 6/1/2029	15,965,000	12,188,001

		83,448,177
New Mexico 0.4%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	7,636,950
New York 3.7%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	3,110,490
Series A, 5.75%, 11/15/2022	1,500,000	1,625,040
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	4,969,850
Series A, 5.75%, 2/15/2047	7,000,000	7,205,520
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	770,000	810,171
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,001,100
New York, State Dormitory Authority, Personal Income Tax Revenue, Series C, 5.0%, 3/15/2041	10,000,000	10,093,600
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	8,155,520
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,338,629
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.625%, 8/1/2025, GTY: AMR Corp.	5,000,000	5,581,600
AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	6,470,000	7,225,308
AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	6,100,000	6,872,260
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,504,770
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	668,625

		66,162,483
North Carolina 0.2%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,468,328
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,267,825

		3,736,153
North Dakota 0.1%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	1,917,500
Ohio 1.5%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	982,410
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,075,355
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
6.125%, 1/1/2031	2,100,000	2,071,356
6.625%, 1/1/2046	2,500,000	2,613,225
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	6,325,000	6,096,415
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	3,065,760
Ohio, State Higher Educational Facility Commission, Cleveland Clinic Health System, Series B-3, 0.04% **, 1/1/2039 , LIQ: U.S. Bank NA	8,285,000	8,285,000

		26,189,521
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	6,789,965
Pennsylvania 2.5%
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,384,148
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,005,870
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,298,936
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,556,140
Series A, 5.5%, 8/15/2035	6,500,000	6,422,325
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029 , GTY: U.S. Airways, Inc.	1,000,000	1,110,220
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,497,405
Pennsylvania, State Turnpike Commission Revenue, Series A, 6.5%, 12/1/2036	6,385,000	7,059,064
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	6,732,663
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	2,834,850
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	8,099,700

		45,001,321
Puerto Rico 4.7%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,750,000	19,406,745
Commonwealth of Puerto Rico, General Obligation, Series A, 6.0%, 7/1/2038	7,200,000	5,668,488
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	8,440,500
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2032	5,500,000	3,924,305
Series TT, 5.0%, 7/1/2037	4,000,000	2,740,360
Series XX, 5.25%, 7/1/2040	6,665,000	4,668,899
Puerto Rico, Electric Power Authority, Power Revenue, Series A, 6.75%, 7/1/2036	12,030,000	10,495,814
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.25%, 7/1/2022	5,000,000	4,594,750
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	4,570,000	3,705,676
Series A, 5.75%, 8/1/2037	2,130,000	1,831,651
Series A, 6.5%, 8/1/2044	10,000,000	9,466,400
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	8,277,900

		83,221,488
South Carolina 1.0%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,011,440
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	660,000	642,259
Series A, 7.75%, 11/1/2039	4,753,000	3,957,585
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,671,538
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	9,507,411

		18,790,233
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	2,985,360
Series B, 5.5%, 7/1/2035	5,000,000	5,061,950
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,009,210

		9,056,520
Tennessee 2.7%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,727,375
5.0%, 12/15/2018	2,160,000	2,380,536
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,110,040
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	19,026,930
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance:
5.0%, 8/15/2042	2,000,000	1,843,700
6.5%, 7/1/2038	3,570,000	3,854,065
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C, 5.0%, 2/1/2027	6,435,000	6,387,188
Series A, 5.25%, 9/1/2018	8,000,000	8,769,600

		48,099,434
Texas 13.5%
Abilene, TX, Health Facilities Development Corp., Sears Methodist Retirement, Series A, Prerefunded, 7.0%, 11/15/2033	447,000	457,625
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,182,700
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	3,906,200
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	8,711,910
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033	7,000,000	490,000
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,413,060
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	1,861,700
Zero Coupon, 1/1/2032	3,500,000	1,114,365
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2043	2,275,000	1,948,697
6.0%, 1/1/2041	5,455,000	5,411,033
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	1,946,400
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	10,100,000	10,099,192
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, 7.25%, 8/15/2031	1,275,000	1,368,445
Series A, 7.5%, 8/15/2041	1,785,000	1,938,974
Lewisville, TX, Combination Contract Revenue, 6.75%, 10/1/2032	15,750,000	15,768,742
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030 , INS: AMBAC	11,000,000	9,663,500
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,262,320
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,033,970
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	18,184,250
First Tier, 6.0%, 1/1/2043	5,000,000	5,219,300
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	10,206,990
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project:
Series A, 5.45%, 11/15/2038	2,411,000	1,924,412
Series A, 6.05%, 11/15/2046	2,565,000	2,167,451
Series D, 6.05%, 11/15/2046	445,000	376,029
Series B, 6.15%, 11/15/2049	4,852,000	4,119,882
Series C, 6.25%, 5/9/2053	226,000	192,936
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039 , INS: AMBAC	8,000,000	6,852,320
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	1,045,490
Series A, 8.25%, 11/15/2044	3,430,000	3,591,484
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	2,657,822
Series D, AMT, 5.0%, 11/1/2038	10,645,000	9,734,107
Series A, 5.25%, 11/1/2038	15,000,000	14,833,650
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	6,994,056
Texas, Lower Neches Valley Authority, Industrial Development Corp., Exxon Mobil Project, 0.03% **, 11/1/2038 , GTY: Exxon Mobil Corp.	3,000,000	3,000,000
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017	10,635,000	11,935,661
Series D, 6.25%, 12/15/2026	16,875,000	18,751,669
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	11,016,100
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	1,670,000	1,539,206
5.0%, 12/15/2031	3,330,000	3,039,224
5.0%, 12/15/2032	9,215,000	8,335,152
Texas, State Transportation Commission, Turnpike Systems Revenue, Series A, 5.0%, 8/15/2041	12,820,000	11,979,136
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,031,930
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,653,961
7.125%, 11/1/2040	3,580,000	3,841,626

		241,802,677
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax, Series A, 5.0%, 10/1/2032	4,000,000	3,787,880
Virginia 1.3%
Chesapeake, VA, Toll Road Revenue, Transportation Systems Revenue, Series A, 5.0%, 7/15/2047	3,060,000	2,645,584
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	710,750
Series B, 5.625%, 9/1/2041	5,332,000	4,148,189
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,188,720
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	2,122,692
Virginia, Route 460 Funding Corp., Toll Road Revenue, Series A, 5.0%, 7/1/2052	12,000,000	9,364,320
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	2,000,000	1,896,580

		23,076,835
Washington 1.7%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	2,941,677
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	1,749,640
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 , INS: Radian	2,970,000	2,976,207
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037, INS: ACA	6,675,000	6,734,608
Series A, 6.125%, 8/15/2037	16,000,000	16,439,520

		30,841,652
West Virginia 0.7%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,139,598
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	6,959,610
6.5%, 10/1/2038	3,000,000	2,837,130

		12,936,338
Wisconsin 1.0%
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	2,971,815
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	8,181,787
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	5,035,000	4,965,114
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,069,560

		17,188,276
Other Territories 0.1%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	2,492,158	2,371,662

Total Municipal Bonds and Notes (Cost $1,667,670,767)		1,665,917,462
Municipal Inverse Floating Rate Notes (c) 14.8%
California 0.2%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (d)	2,126,587	2,242,152
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (d)	1,935,078	2,040,235
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.344%, 11/1/2015, Leverage Factor at purchase date: 2 to 1

		4,282,387
Hawaii 0.6%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (d)	10,000,000	10,959,100
Trust: Hawaii, State General Obligation, Series 2867, 144A, 18.11%, 5/1/2016, Leverage Factor at purchase date: 4 to 1
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,026,513	3,140,172
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,304,152	3,428,238
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,666,834	3,804,539
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.398%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		10,372,949
Nevada 2.4%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (d)	7,851,481	8,562,559
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (d)	8,203,602	8,946,570
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (d)	5,298,193	5,778,030
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.371%, 6/15/2015, Leverage Factor at purchase date: 2 to 1
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2035 (d)	9,150,000	9,185,466
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (d)	9,605,000	9,642,229
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.378%, 2/1/2016, Leverage Factor at purchase date: 2 to 1

		42,114,854
New York 2.1%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (d)	5,095,207	5,559,814
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 18.183%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (d)	10,000,000	10,243,500
Trust: New York, State Dormitory Authority Revenues, Series 4688, 144A, 9.47%, 3/15/2024, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (d)	4,000,000	4,365,838
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (d)	3,000,000	3,274,379
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (d)	3,000,000	3,274,378
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.521%, 12/15/2015, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (d)	10,000,000	10,926,880
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.435%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1

		37,644,789
Ohio 0.7%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (d)	4,522,767	4,633,200
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (d)	7,712,913	7,901,240
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.599%, 1/1/2016, Leverage Factor at purchase date: 3 to 1

		12,534,440
Pennsylvania 2.3%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (d)	21,790,000	24,275,636
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 44.85%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (d)	15,475,000	17,059,591
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.959%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		41,335,227
Tennessee 1.0%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (d)	14,996,415	17,297,865
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.196%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Texas 3.1%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (d)	3,710,000	4,057,264
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (d)	4,315,000	4,718,893
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 18.077%, 2/15/2014, Leverage Factor at purchase date: 4 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (d)	5,500,000	5,767,080
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.57%, 10/11/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (d)	15,000,000	16,844,100
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.74%, 2/1/2016, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (d)	10,000,000	11,043,000
Trust: Texas, North East Independent School District, Series 2355, 144A, 22.6%, 8/1/2015, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (d)	12,500,000	13,616,875
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 22.48%, 4/1/2015, Leverage Factor at purchase date: 5 to 1

		56,047,212
Washington 1.8%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (d)	10,000,000	10,743,700
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 22.6%, 7/1/2014, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (d)	10,000,000	10,912,200
Trust: Washington, State General Obligation, Series 2154, 144A, 22.6%, 7/1/2015, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023, INS: AGMC (d)	10,000,000	11,185,800
Trust: Washington, State General Obligation, Series 2302, 144A, 22.6%, 7/1/2014, Leverage Factor at purchase date: 5 to 1

		32,841,700

Total Municipal Inverse Floating Rate Notes (Cost $250,013,628)		265,430,523

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,917,684,395) †	107.9	1,931,347,985
Other Assets and Liabilities, Net	(7.9)	(141,883,784)

Net Assets	100.0	1,789,464,201

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	6.5%	9/1/2035	8,805,000	8,338,725	6,200,041
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	314,438
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln, Series A *	7.875%	6/1/2044	1,250,000	784,105	86,250
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln, Series A *	7.75%	6/1/2039	1,250,000	781,292	86,250
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A *	7.25%	7/1/2033	3,000,000	2,922,410	1,345,800
				13,786,532	8,032,779

*	Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2013.

†
The cost for federal income tax purposes was $1,746,390,382.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $18,603,033.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $90,722,859 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $72,119,826.

(a) At August 31, 2013, this security has been pledged, in whole or in part, as collateral for tender option board trust.
(b) When-issued security.
(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA: ACA Financial Guaranty Corp.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (e)	$—	$1,931,347,985	$—	$1,931,347,985

Total	$—	$1,931,347,985	$—	$1,931,347,985

There have been no transfers between fair value measurement levels during the period ended August 31, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of DWS Municipal Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013